Description of Organization and Business Operations (Details) - USD ($)					1 Months Ended	3 Months Ended		5 Months Ended	10 Months Ended	12 Months Ended
	Apr. 05, 2022	Oct. 15, 2021	Oct. 04, 2021	Oct. 04, 2021	Oct. 22, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Feb. 20, 2022	Dec. 13, 2021
Description of Organization and Business Operations (Details) [Line Items]
Sale of shares (in Shares)						22,756						57,756
Cash						$ 8,834,158			$ 8,038,845	$ 8,038,845
Diluted shares (in Shares)						360,000,000			360,000,000
Licensing agreement						$ 69,500,000			$ 53,600,000	53,600,000
Current assets						25,300,000			11,500,000	11,500,000
Unrestricted Cash						$ 8,800,000			$ 8,000,000	$ 8,000,000
Related expenses	$ 134,700,000		$ 216,300,000
Loan agreement		$ 15,000,000
Financial loan											$ 15,000,000
Ordinary shares closing (in Shares)						338,772			303,772	303,772
Ordinary shares par value (in Dollars per share)						$ 0.1			$ 0.1	$ 0.1
Helix ordinary shares (in Shares)						361,528			361,528	361,528
Transaction costs									$ 600,000	$ 600,000
Helix Acquisition Corp.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)								11,500,000
Share price per share (in Dollars per share)					$ 10
Gross proceeds					$ 115,000,000
Sale of shares (in Shares)									430,000	430,000
Transaction costs									$ 6,750,447	$ 6,750,447
Underwriting fees						$ 2,300,000			2,300,000
Deferred underwriting fees						4,025,000			4,025,000
Other offering costs						425,447			$ 425,447
Net proceeds from sale of units					$ 115,000,000
Fair market value, percentage									80.00%
Acquires, percentage									50.00%
Percentage of restricted redeeming shares									20.00%	20.00%
Public shares, percentage									100.00%
Interest to pay dissolution expenses									$ 100,000
Price per share (in Dollars per share)									$ (10)	$ (10)
Transaction agreement, description									In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes.
Operating bank accounts						101,000,000			$ 700,000
Working capital						5,800,000			3,100,000	$ 3,100,000
Cash						23,336		$ 1,335,924	666,790	666,790
Loan amount									$ 300,000
Unrestricted Cash						101,000,000
Transaction expense						134,646,009
Loan repayment						15,000,000
Helix Acquisition Corp.[Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)					11,500,000
Share price per share (in Dollars per share)					$ 10
Gross proceeds						$ 115,000,000				$ 115,000,000
Helix Acquisition Corp.[Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)					1,500,000
Share price per share (in Dollars per share)					$ 10
Number of units issued in transaction (in Shares)					1,500,000
Helix Acquisition Corp.[Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)						$ 10			$ 10	$ 10
Gross proceeds						$ 4,300,000
Sale of shares (in Shares)						430,000			430,000	430,000
Helix Acquisition Corp.[Member] | PIPE Investors [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)			$ 10	$ 10
Gross proceeds				$ 116,000,000
Sale of shares (in Shares)			100,000	100,000
Subscribed for ordinary shares (in Shares)			11,700,000	11,700,000
Shares issued (in Shares)				11,600,000
Aggregate fees				$ 1,000,000
Helix Acquisition Corp.[Member] | Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)					$ 10
Class B Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary shares closing (in Shares)						2,875,000		2,875,000	2,875,000	2,875,000
Ordinary shares par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Helix ordinary shares (in Shares)						2,875,000		2,875,000	2,875,000	2,875,000
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of shares (in Shares)						8,080,645
Ordinary shares closing (in Shares)						3,849,355		430,000	430,000	430,000
Ordinary shares par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Converted ordinary shares par value (in Shares)						0.0001
BVF Shareholders (in Shares)						18,501,284
Helix ordinary shares (in Shares)						3,849,355		430,000	430,000	430,000
Aggregate ordinary shares (in Shares)						11,700,000
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member] | Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)					11,500,000
Share price per share (in Dollars per share)					$ 10
Class C Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.0001
Helix ordinary shares (in Shares)						15,775,472
Biotechnology Value Fund, L.P., [Member]
Description of Organization and Business Operations (Details) [Line Items]
Loan agreement		8,139,000
Biotechnology Value Fund II, L.P., [Member]
Description of Organization and Business Operations (Details) [Line Items]
Loan agreement		5,946,000
Biotechnology Value Trading Fund OS [Member]
Description of Organization and Business Operations (Details) [Line Items]
Loan agreement		$ 915,000
Business Combination [Member] | Helix Acquisition Corp.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description						(i) Two business days prior to the Closing Date, the ML Parties and MoonLake AG effectuated a restructuring of MoonLake AG’s share capital to, among other things, (x) convert the existing Series A preferred shares of MoonLake AG, par value of CHF 0.10 per share, into an equal number of common shares of MoonLake AG with a par value CHF 0.10 per share (the “MoonLake AG Common Shares”), such that the ML Parties held a single class of capital stock of MoonLake AG immediately prior to the Closing and (y) approve a capital increase for the issuance of 4,006,736 Class V Voting Shares of MoonLake AG, par value CHF 0.01 per share (“MoonLake AG Class V Voting Shares”), to Helix, each Class V Voting Share due to its lower par value having ten times the voting power of a MoonLake AG Common Share (the “Restructuring”).			Business Combination, either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination (initially $10.00 per Public Share), including interest (which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, subject to certain limitations. The per-share amount to be distributed to the Public Shareholders who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6).
Redeem percentage									100.00%	100.00%
Transaction costs						$ 6,750,447
Sponsor [Member] | Helix Acquisition Corp.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds									$ 4,300,000
Cash									$ 25,000	$ 25,000
Sponsor [Member] | Class B Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)							718,750